Note 20 (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets And Liabilities [Abstract]
Other assets and liabilities [Table Text Block]
The composition of the balance of these captions of the consolidated balance sheets is:

Other assets and liabilities (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
ASSETS
Inventories	276	325	424
Transactions in progress	41	93	131
Accruals	1,368	1,461	730
Other items	1,174	706	649
Total	2,859	2,586	1,934
LIABILITIES
Transactions in progress	133	44	48
Accruals	2,878	2,595	2,137
Other items	2,466	2,269	1,436
Total	5,477	4,909	3,621
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).